UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®

Investment portfolio

August 31, 2017

unaudited

Common stocks 89.15% Information technology 31.19%	Shares	Value (000)
Tencent Holdings Ltd.1	11,076,500	$470,657
Samsung Electronics Co., Ltd.1	225,796	466,259
Alphabet Inc., Class C2	245,288	230,406
Alphabet Inc., Class A2	192,695	184,070
Skyworks Solutions, Inc.	3,467,150	365,299
Micron Technology, Inc.2	9,752,000	311,771
Alibaba Group Holding Ltd. (ADR)2	1,598,100	274,458
Qorvo, Inc.2	3,294,480	241,222
Accenture PLC, Class A	1,568,300	205,071
SK hynix, Inc.1	2,868,000	176,463
Apple Inc.	1,036,400	169,970
Baidu, Inc., Class A (ADR)2	614,380	140,109
AAC Technologies Holdings Inc.1	7,135,500	131,076
Broadcom Ltd.	518,000	130,572
Trimble Inc.2	3,309,430	128,009
Zebra Technologies Corp., Class A2	1,105,800	113,997
Texas Instruments Inc.	1,345,000	111,393
Applied Materials, Inc.	2,360,000	106,483
Autodesk, Inc.2	900,000	103,014
LG Display Co., Ltd.1	3,463,895	96,500
Murata Manufacturing Co., Ltd.1	620,000	95,241
Arista Networks, Inc.2	539,500	95,033
Oracle Corp.	1,807,314	90,962
Intel Corp.	2,150,000	75,400
Lumentum Holdings Inc.2	1,229,900	69,920
Hamamatsu Photonics KK1	2,210,000	68,617
Moneysupermarket.com Group PLC1	15,762,066	65,155
Western Union Co.	3,435,000	64,990
MasterCard Inc., Class A	484,900	64,637
Harris Corp.	500,000	61,450
Inphi Corp.2	1,537,035	58,853
International Business Machines Corp.	390,000	55,782
WIN Semiconductors Corp.1	9,550,000	55,391
MACOM Technology Solutions Holdings, Inc.2	1,100,000	50,094
Cray Inc.2,3	2,643,010	49,821
Finisar Corp.2	2,033,901	49,119
ASML Holding NV1	272,340	42,429
Viavi Solutions Inc.2	3,983,000	39,989
salesforce.com, inc.2	330,000	31,512
Amphenol Corp., Class A	269,917	21,847
Flex Ltd.2	851,000	13,846
Worldpay Group PLC1	1,743,000	9,405
Topcon Corp.1	525,000	9,295
Nintendo Co., Ltd.1	8,506	2,859
		5,398,446

The New Economy Fund — Page 1 of 9

unaudited

Common stocks Health care 17.20%	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,005,000	$375,216
AbbVie Inc.	3,579,970	269,572
Bluebird Bio, Inc.2	2,048,847	255,799
Kite Pharma, Inc.2	1,098,773	195,571
Stryker Corp.	1,241,350	175,490
Amgen Inc.	860,322	152,939
GW Pharmaceuticals PLC (ADR)2	1,172,180	124,040
UnitedHealth Group Inc.	618,800	123,079
BioMarin Pharmaceutical Inc.2	1,348,130	121,588
Grifols, SA, Class A, non-registered shares1	2,000,000	56,582
Grifols, SA, Class B (ADR)	1,952,000	40,309
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	444,649	9,166
LivaNova PLC2	1,650,000	103,257
Medtronic PLC	1,267,300	102,170
Hologic, Inc.2	2,571,950	99,277
China Biologic Products Holdings, Inc. 2	1,013,777	98,843
NuVasive, Inc.2	1,263,900	78,969
Illumina, Inc.2	369,700	75,589
Ultragenyx Pharmaceutical Inc.2	1,235,447	70,495
Boston Scientific Corp.2	2,551,292	70,288
Insulet Corp.2	1,019,000	59,163
McKesson Corp.	350,000	52,259
Express Scripts Holding Co.2	800,000	50,256
QIAGEN NV1	1,243,006	39,889
Humana Inc.	147,600	38,025
Essilor International1	275,428	34,817
Mesoblast Ltd.1,2,3	27,601,583	31,599
Mesoblast Ltd. (ADR)2,3	372,800	2,203
PerkinElmer, Inc.	453,000	30,346
Gilead Sciences, Inc.	266,000	22,267
UCB SA1	195,454	13,476
athenahealth, Inc.2	30,214	4,258
		2,976,797
Consumer discretionary 15.07%
Netflix, Inc.2	3,643,100	636,486
Galaxy Entertainment Group Ltd.1	52,996,000	333,253
Amazon.com, Inc.2	314,325	308,227
Priceline Group Inc.2	85,090	157,593
Twenty-First Century Fox, Inc., Class A	4,800,000	132,432
Marriott International, Inc., Class A	1,110,000	114,974
Daily Mail and General Trust PLC, Class A, nonvoting1	12,636,701	101,912
Naspers Ltd., Class N1	418,000	94,240
Kering SA1	220,000	82,636
Aramark	1,614,000	65,674
lululemon athletica inc.2	1,113,000	64,053
ServiceMaster Global Holdings, Inc.2	1,295,000	61,020
Sony Corp.1	1,446,000	57,202
Elang Mahkota Teknologi Tbk PT1	66,483,000	46,342
Home Depot, Inc.	305,800	45,830
Entertainment One Ltd.1	12,759,700	39,591
JCDecaux SA1	1,173,000	38,434
William Hill PLC1	10,980,000	35,168
BorgWarner Inc.	753,000	34,947
Viacom Inc., Class B	1,002,080	28,659

The New Economy Fund — Page 2 of 9

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Altice NV, Class A1,2	1,000,000	$23,084
Altice NV, Class B1,2	221,000	5,116
Melco Resorts & Entertainment Ltd. (ADR)	1,204,400	26,437
Eros International PLC, Class A2	2,343,456	22,849
Eros International PLC, Class A2,4	188,000	1,833
Five Below, Inc.2	509,220	24,224
NIKE, Inc., Class B	346,400	18,293
Paddy Power Betfair PLC1	85,200	7,487
		2,607,996
Financials 11.35%
Kotak Mahindra Bank Ltd.1	14,190,882	216,779
AIA Group Ltd.1	18,391,800	141,237
EXOR NV1	2,108,000	135,594
HDFC Bank Ltd.1	4,668,104	129,866
Banco Santander, SA1	18,681,925	121,587
Webster Financial Corp.	2,475,500	115,556
Prudential PLC1	4,900,000	115,109
American International Group, Inc.	1,814,711	109,754
UniCredit SpA1,2	5,070,363	103,432
Barclays PLC1	39,981,344	98,866
Wells Fargo & Co.	1,913,600	97,728
Essent Group Ltd.2	2,400,000	93,792
Charles Schwab Corp.	1,982,000	79,082
JPMorgan Chase & Co.	800,000	72,712
East West Bancorp, Inc.	1,250,000	69,212
Berkshire Hathaway Inc., Class B2	311,200	56,377
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,339,500	51,575
Goldman Sachs Group, Inc.	217,000	48,552
Leucadia National Corp.	2,010,000	47,597
Banco BPM SPA1,2	6,876,761	26,161
SVB Financial Group2	135,300	22,912
Metropolitan Bank & Trust Co.1	5,017,590	8,596
PNC Financial Services Group, Inc.	23,000	2,884
		1,964,960
Industrials 5.09%
CSX Corp.	3,809,400	191,232
Ryanair Holdings PLC (ADR)2	1,026,999	116,770
Union Pacific Corp.	994,954	104,769
Nielsen Holdings PLC	2,513,100	97,634
AKR Corporindo Tbk PT1	173,899,680	88,246
Leonardo SPA1	3,500,000	59,308
JG Summit Holdings, Inc.1	33,268,800	46,663
Airbus SE, non-registered shares1	486,500	40,921
Nidec Corp.1	360,000	40,896
Old Dominion Freight Line, Inc.	292,500	29,221
J.B. Hunt Transport Services, Inc.	234,143	23,154
Babcock International Group PLC1	2,076,923	21,811
Alliance Global Group, Inc.1,2	66,610,000	18,094
Sensata Technologies Holding NV2	71,400	3,189
		881,908

The New Economy Fund — Page 3 of 9

unaudited

Common stocks Consumer staples 2.18%	Shares	Value (000)
Associated British Foods PLC1	2,265,940	$97,370
Costco Wholesale Corp.	570,200	89,373
AMOREPACIFIC Corp.1	321,043	81,992
COSMOS Pharmaceutical Corp.1	225,000	51,069
Herbalife Ltd.2	628,000	43,338
Kroger Co.	625,000	13,669
		376,811
Materials 0.94%
Nitto Denko Corp.1	925,276	81,821
Croda International PLC1	1,313,103	65,205
International Flavors & Fragrances Inc.	117,800	16,121
		163,147
Utilities 0.68%
ENN Energy Holdings Ltd.1	18,266,000	118,378
Energy 0.43%
Schlumberger Ltd.	1,160,000	73,672
Telecommunication services 0.30%
Verizon Communications Inc.	1,091,000	52,335
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		816,184
Total common stocks (cost: $9,944,189,000)		15,430,634
Bonds, notes & other debt instruments 0.43% U.S. Treasury bonds & notes 0.43% U.S. Treasury 0.43%	Principal?amount (000)
U.S. Treasury 0.875% 2018	$75,000	74,880
Total bonds, notes & other debt instruments (cost: $74,872,000)		74,880
Short-term securities 9.22%
Apple Inc. 1.24% due 12/5/2017–12/14/20174	105,000	104,664
Bank of New York Mellon Corp. 1.06%–1.18% due 9/12/2017–12/5/2017	155,000	154,649
CAFCO, LLC 1.30% due 12/5/20174	16,950	16,892
Chariot Funding, LLC 1.30% due 11/13/20174	40,000	39,892
Ciesco LLC 1.27% due 9/19/20174	50,000	49,967
Cisco Systems, Inc. 1.18% due 10/25/2017–11/29/20174	90,000	89,788
Coca-Cola Co. 1.19% due 10/17/2017–10/20/20174	100,000	99,850
Eli Lilly and Co. 1.11% due 10/6/20174	50,000	49,945
Estée Lauder Companies Inc. 1.15% due 10/23/20174	20,000	19,966
ExxonMobil Corp. 1.11% due 10/4/2017–10/12/2017	90,000	89,896
Federal Home Loan Bank 1.00%–1.12% due 9/1/2017–2/28/2018	332,100	331,596
General Dynamics Corp. 1.09% due 9/18/20174	25,000	24,985
General Electric Co. 1.08% due 9/1/2017	40,500	40,499
IBM Corp. 1.16% due 9/27/20174	10,000	9,992

The New Economy Fund — Page 4 of 9

unaudited

Short-term securities	Principal?amount (000)	Value (000)
IBM Credit Corp. 1.13% due 9/25/20174	$35,000	$34,973
John Deere Financial Inc. 1.17% due 9/8/20174	40,000	39,990
Johnson & Johnson 1.12% due 10/16/20174	30,000	29,957
Jupiter Securitization Co., LLC 1.30% due 11/17/20174	50,000	49,858
Microsoft Corp. 1.14%–1.18% due 10/3/2017–11/15/20174	40,000	39,930
Paccar Financial Corp. 1.13%–1.14% due 9/5/2017–9/20/2017	60,000	59,975
PepsiCo Inc. 1.10% due 10/3/20174	34,600	34,564
Pfizer Inc. 1.09% due 10/18/20174	30,000	29,956
Qualcomm Inc. 1.12%–1.15% due 9/12/2017–10/18/20174	55,000	54,955
Regents of the University of California 1.21% due 10/10/2017	22,000	21,970
Wal-Mart Stores, Inc. 1.12% due 9/5/20174	27,700	27,696
Walt Disney Co. 1.23% due 11/30/20174	50,000	49,850
Total short-term securities (cost: $1,596,240,000)		1,596,255
Total investment securities 98.80% (cost: $11,615,301,000)		17,101,769
Other assets less liabilities 1.20%		208,234
Net assets 100.00%		$17,310,003

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 8/31/2017 (000)
Purchases (000)	Sales (000)
USD15,608	INR1,003,000	Barclays Bank PLC	11/7/2017	$47
USD34,584	INR2,222,000	Barclays Bank PLC	11/8/2017	115
				$162

The New Economy Fund — Page 5 of 9

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 8/31/2017 (000)
Common stocks 0.48%
Information technology 0.29%
Cray Inc.2	2,303,010	340,000	—	2,643,010	$—	$(260)	$—	$49,821
Health care 0.19%
Mesoblast Ltd.1,2	21,900,000	5,701,583	—	27,601,583	—	4,619	—	31,599
Mesoblast Ltd. (ADR)2	372,800	—	—	372,800	—	518	—	2,203
NuVasive, Inc.2,5	3,163,500	—	1,899,600	1,263,900	73,390	(68,334)	—	—
Kite Pharma, Inc.2,5	2,976,570	467,000	2,344,797	1,098,773	276,997	149,943	—	—
								33,802
Total common stocks								83,623
Total 0.48%					$350,387	$86,486	$—	$83,623

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $4,909,847,000, which represented 28.36% of the net assets of the fund. This amount includes $4,777,388,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $899,503,000, which represented 5.20% of the net assets of the fund.
5	Unaffiliated issuer at 8/31/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The New Economy Fund — Page 6 of 9

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $17,129,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

The New Economy Fund — Page 7 of 9

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,709,099	$1,689,347	$—	$5,398,446
Health care	2,791,268	185,529	—	2,976,797
Consumer discretionary	1,743,531	864,465	—	2,607,996
Financials	867,733	1,097,227	—	1,964,960
Industrials	565,969	315,939	—	881,908
Consumer staples	146,380	230,431	—	376,811
Materials	16,121	147,026	—	163,147
Utilities	—	118,378	—	118,378
Energy	73,672	—	—	73,672
Telecommunication services	52,335	—	—	52,335
Miscellaneous	554,679	261,505	—	816,184
Bonds, notes & other debt instruments	—	74,880	—	74,880
Short-term securities	—	1,596,255	—	1,596,255
Total	$10,520,787	$6,580,982	$—	$17,101,769

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$162	$—	$162

*	Securities with a value of $4,777,388,000, which represented 27.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investments	$5,919,654
Gross unrealized depreciation on investments	(333,244)
Net unrealized appreciation on investments	5,586,410
Cost of investments	11,515,359

Key to abbreviations and symbol
ADR = American Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars

The New Economy Fund — Page 8 of 9

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-014-1017O-S60708	The New Economy Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 27, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: October 27, 2017